10-Q LEASES - ROU Assets and Lease Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
ROU assets obtained in exchange for new lease liabilities	$ 359,352	$ 0	$ 1,782,726	$ 0
Assets:
Operating lease right-of-use assets	2,182,681		1,893,659	77,011
Liabilities:
Operating lease liability, current	232,138		118,058	48,127
Operating lease liability, non-current	2,028,959		1,796,727	29,268
Total lease liability	$ 2,261,097		$ 1,914,785	$ 77,395